Consolidated Statements of Changes in Equity - USD ($)	Issued share capital	Additional paid in capital	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2016	$ 143,375,678	$ 2,773,000		$ (362,735)	$ 9,693,936	$ 145,750,726	$ 301,230,605
Profit for the year						7,031,340	7,031,340
Other comprehensive income				93,529	4,514,533		4,608,062
Total comprehensive income				93,529	4,514,533	7,031,340	11,639,402
Dividends paid during the year (note 20)						(11,470,054)	(11,470,054)
Balance at Dec. 31, 2017	143,375,678	2,773,000		(269,206)	14,208,469	141,312,012	301,399,953
Impact of adopting IFRS 9					(6,680,687)	6,643,989	(36,698)
Balance at Jan. 1, 2018	143,375,678	2,773,000		(269,206)	7,527,782	147,956,001	301,363,255
Profit for the year						25,541,703	25,541,703
Other comprehensive income				(25,723)	(6,574,078)		(6,599,801)
Total comprehensive income				(25,723)	(6,574,078)	25,541,703	18,941,902
Purchase of treasury shares – (note 19)			(15,050,000)				(15,050,000)
Dividends paid during the year (note 20)						(4,091,271)	(4,091,271)
Balance at Dec. 31, 2018	143,375,678	2,773,000	(15,050,000)	(294,929)	953,704	169,406,433	301,163,886
Profit for the year						23,565,399	23,565,399
Other comprehensive income				(37,856)	3,320,210		3,282,354
Total comprehensive income				(37,856)	3,320,210	23,565,399	26,847,753
Purchase of treasury shares – (note 19)			(5,052,500)				(5,052,500)
Dividends paid during the year (note 20)						(10,816,054)	(10,816,054)
Balance at Dec. 31, 2019	$ 143,375,678	$ 2,773,000	$ (20,102,500)	$ (332,785)	$ 4,273,914	$ 182,155,778	$ 312,143,085